Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net gain (loss) on divestitures included net income attributable to equity holder			$ 142		$ 142
Net gain (loss) on divestitures included net income attributable to equity holder before tax			173		173
Tax-exempt income	$ 75	$ 68	41	$ 143	75
Net income (loss) from investments in associated corporations	(21)	(25)	(58)	(46)	(103)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	12	20	18	32	31
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	65	93	207	158	367
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	$ 4	$ 3	$ 3	$ 7	$ 4